Note 12 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Expense	$ 1,285	$ 1,107	$ 725
Short-Term Lease, Cost	53	$ 116	$ 20
Short-Term Lease Commitment, Amount	$ 0